WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.8%
Education - 10.8%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue:
Tapestry Charter School Project, Series A	5.000%	8/1/37	$500,000	$522,395
Tapestry Charter School Project, Series A	5.000%	8/1/47	2,040,000	2,096,202
Build NYC Resource Corp., NY, Revenue, Manhattan College Project, Refunding	5.000%	8/1/47	1,500,000	1,706,310
Hempstead Town, NY, Local Development Corp. Revenue:
Hofstra University Project, Refunding	5.000%	7/1/42	1,100,000	1,259,467
Hofstra University Project, Refunding	5.000%	7/1/47	4,000,000	4,550,240
Madison County, NY, Capital Resource Corp. Revenue, Colgate University, Refunding	5.000%	7/1/40	4,000,000	4,650,320
New York State Dormitory Authority Revenue:
Fordham University	4.000%	7/1/46	5,000,000	5,490,000
New York University, NATL, Series A	5.750%	7/1/27	6,300,000	7,569,072
New York University, Series A, Refunding	5.000%	7/1/43	2,700,000	3,242,349
Non-State Supported Debt, Pratt Institute, Series A, Refunding	5.000%	7/1/39	1,000,000	1,104,240
Non-State Supported Debt, Pratt Institute, Series A, Refunding	5.000%	7/1/44	1,000,000	1,096,760
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/32	520,000	671,908
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/36	1,115,000	1,413,452
Non-State Supported Debt, Rochester Institute of Technology, Series A, Refunding	5.000%	7/1/40	1,265,000	1,579,428
Non-State Supported Debt, Skidmore College, Series A	5.500%	7/1/41	3,200,000	3,319,968
Non-State Supported Debt, State University Dormitory, Series B, Refunding	5.000%	7/1/37	1,000,000	1,148,510
Non-State Supported Debt, State University Dormitory, Series B, Refunding	5.000%	7/1/45	3,500,000	3,989,265
Non-State Supported Debt,School Districts Financing Program, Series A, AGM	5.000%	10/1/31	5,000,000	6,361,200
St. Lawrence County, NY, Industrial Development Agency, Civic Development Corp. Revenue, Clarkson University Project	6.000%	9/1/34	600,000	620,874

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2020 Quarterly Report	1

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Education - (continued)
Syracuse, NY, Industrial Development Agency
School Facility Revenue:
Syracuse City School District Project, Series A, State Withholding	4.000%	5/1/34	$1,150,000	$1,351,664
Syracuse City School District Project, Series A, State Withholding	4.000%	5/1/35	1,000,000	1,168,540
Troy, NY, Capital Resource Corp. Revenue:
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/33	1,250,000	1,517,300
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/34	1,250,000	1,512,250
Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/35	1,000,000	1,204,030

Total Education				59,145,744

Health Care - 6.7%
Build NYC Resource Corp., NY, Revenue, The Children’s Aid Society Project	4.000%	7/1/49	1,000,000	1,117,170
Monroe County, NY, Industrial Development Corp., Insured Mortgage Revenue, Unity Hospital of Rochester Project, FHA	5.500%	8/15/40	9,000,000	9,204,210
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	2,083,245	312,487	*(a)
Nassau County, NY, Local Economic Assistance Corp. Revenue, South Nassau Communities Hospital, Refunding	5.000%	7/1/31	2,000,000	2,127,580
New York City, NY, Health & Hospital Corp. Revenue, Health Systems, Series A	5.000%	2/15/30	15,000,000	15,042,150
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Memorial Sloan Kettering Cancer Center, Refunding	5.000%	7/1/31	2,000,000	2,503,080
United Cerebral Palsy, AMBAC	5.125%	7/1/21	155,000	153,338
Oneida County, NY, Local Development Corp, Revenue:
Mohawk Valley Health System Project, Series A, Refunding, AGM	5.000%	12/1/31	1,490,000	1,946,655
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/33	1,200,000	1,396,932
Mohawk Valley Health System Project, Series A, Refunding, AGM	4.000%	12/1/49	2,500,000	2,776,800

Total Health Care				36,580,402

See Notes to Schedule of Investments.

2	Western Asset New York Municipals Fund 2020 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing - 1.3%
New York City, NY, HDC, MFH Revenue, Seaview Towers, Series A, LOC - FNMA	4.600%	7/15/26	$5,190,000	$5,203,857	(b)
New York State Housing Finance Agency Revenue, Affordable Housing, Series B, SONYMA	4.750%	11/1/36	1,000,000	1,000,980
Westchester County, NY, Local Development Corp. Revenue, Purchase Housing Corp. II Project	5.000%	6/1/47	1,000,000	1,054,110

Total Housing				7,258,947

Industrial Revenue - 13.8%
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project, Refunding	5.000%	1/1/35	1,400,000	1,467,256	(b)(c)
Glen Cove, NY, Local Economic Assistance Corp. Revenue, Garvies Point Public Improvement Project	5.000%	1/1/56	1,500,000	1,527,465
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,520,000	1,577,836	(c)
4 World Trade Center Project, Refunding	5.000%	11/15/44	3,000,000	3,112,830
4 World Trade Center Project, Refunding	5.750%	11/15/51	7,000,000	7,344,400
New York State Liberty Development Corp., Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	25,000,000	35,101,250
New York State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	1,100,000	1,180,388	(b)
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series A, Refunding	4.750%	11/1/42	3,500,000	3,536,995	(b)(c)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	6.000%	12/1/42	20,000,000	20,160,200

Total Industrial Revenue				75,008,620

Leasing - 0.5%
New York City, NY, TFA, Building Aid Revenue, Fiscal 2015, Series S-1, State Withholding	5.000%	7/15/43	2,500,000	2,847,075

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2020 Quarterly Report	3

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Local General Obligation - 2.9%
County of Nassau, NY, GO, General Improvement Bonds, Series B, AGM	5.000%	7/1/45	$1,000,000	$1,210,110
Suffolk County, NY, GO, Series I	2.500%	7/23/20	14,500,000	14,513,485

Total Local General Obligation				15,723,595

Other - 2.2%
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project, Refunding	5.000%	8/1/40	1,000,000	1,104,740
New York City, NY, TFA, Building Aid Revenue, Series S-1, State Withholding	5.000%	7/15/43	9,000,000	10,995,120

Total Other				12,099,860

Power - 2.9%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.650%	9/1/24	5,500,000	5,486,030	(d)(e)
Series B, Refunding	5.000%	9/1/46	7,000,000	8,144,710
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,000,000	697,500	*(a)
Series A	5.050%	7/1/42	230,000	160,425	*(a)
Series XX	5.250%	7/1/40	2,000,000	1,400,000	*(a)

Total Power				15,888,665

Pre-Refunded/Escrowed to Maturity - 0.9%
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Buffalo State College Foundation Housing Corp. Project	5.375%	10/1/41	2,040,000	2,114,215	(f)
Build NYC Resource Corp., NY, Revenue, YMCA of Greater New York Project	5.000%	8/1/21	680,000	714,299	(g)
Nassau County, NY, Local Economic Assistance Corp. Revenue, Winthrop University Hospital Association Project, Refunding	5.000%	7/1/32	1,750,000	1,911,823	(f)
New York State Dormitory Authority Revenue, Series B, Refunding	5.000%	2/15/43	10,000	13,062	(f)

Total Pre-Refunded/Escrowed to Maturity				4,753,399

Special Tax Obligation - 25.0%
New York City, NY, TFA Future Tax Secured Revenue:
Series C-1	4.000%	11/1/42	15,000,000	17,168,250
Series C-1	4.000%	5/1/45	4,000,000	4,636,080
New York City, NY, TFA Revenue:
Future Tax Secured, Fiscal 2017	4.000%	5/1/36	1,500,000	1,671,345
Future Tax Secured, Series A-1	5.000%	5/1/38	25,000,000	25,092,500

See Notes to Schedule of Investments.

4	Western Asset New York Municipals Fund 2020 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Special Tax Obligation - (continued)
New York State Convention Center Development Corp. Revenue:
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/36	$2,610,000	$1,518,811
CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/37	3,000,000	1,668,330
New York State Dormitory Authority Revenue:
Bidding Group 3 Bonds, Series A	5.000%	3/15/42	9,000,000	11,031,390
Series B, Refunding	5.000%	2/15/43	7,490,000	9,035,562
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 1 Bonds, Series C, Refunding	5.000%	3/15/39	9,500,000	11,725,280
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 4, Series A, Refunding	5.000%	3/15/45	10,670,000	13,232,507
Bidding Group 4, Series A, Refunding	5.000%	3/15/46	3,000,000	3,715,950
General Purpose Bonds, Series A, Refunding	5.000%	12/15/26	13,700,000	15,101,236
New York State Urban Development Corp. Revenue, Personal Income Tax, Series C, Refunding	5.000%	3/15/42	7,030,000	8,509,886
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	720,000	593,496
CAB, Restructured, Series A-1	0.000%	7/1/51	6,000,000	1,225,440
Restructured, Series A-1	4.550%	7/1/40	150,000	153,300
Restructured, Series A-1	5.000%	7/1/58	1,285,000	1,346,744
Restructured, Series A-2	4.329%	7/1/40	1,000,000	1,007,130
Restructured, Series A-2A	4.550%	7/1/40	2,340,000	2,391,480
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Subordinated Lien, Series B	5.250%	10/1/29	3,585,000	3,402,380
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,750,000	1,609,370
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	800,000	767,192

Total Special Tax Obligation				136,603,659

Transportation - 25.0%
Albany County, NY, Airport Authority, Revenue:
Series B, Refunding	5.000%	12/15/24	1,000,000	1,162,810	(b)
Series B, Refunding	5.000%	12/15/25	1,000,000	1,190,050	(b)

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2020 Quarterly Report	5

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - (continued)
Series B, Refunding	5.000%	12/15/26	$1,100,000	$1,336,995	(b)
MTA Hudson Rail Yards Trust Obligations Revenue, Series A	5.000%	11/15/51	2,500,000	2,601,625
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Subseries A-2	5.000%	11/15/47	10,000,000	11,529,200
MTA, NY, Transportation Revenue, Green Bond, Series A-2	5.000%	5/15/30	4,000,000	4,616,040	(d)(e)
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.250%	1/1/56	5,000,000	5,709,850
Junior Indebtedness Obligations, Subordinated, Series B	4.000%	1/1/50	5,000,000	5,624,400
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	3,850,000	4,128,779	(b)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	1,575,000	1,689,046	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	9,615,000	10,374,681	(b)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,885,000	2,030,258	(b)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 166, Refunding	5.000%	1/15/41	9,500,000	9,672,710	(h)
Consolidated Series 189, Refunding	5.000%	5/1/45	5,000,000	5,725,200
Series 193, Refunding	5.000%	10/15/32	9,220,000	10,701,285	(b)
Series 193, Refunding	5.000%	10/15/33	10,530,000	12,175,734	(b)
Series 193, Refunding	5.000%	10/15/35	6,665,000	7,670,415	(b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
CAB, Subordinated Series A	0.000%	11/15/29	16,235,000	12,990,435
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	5,000,000	6,037,750
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	7,900,000	9,650,798
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	750,000	941,235
General-MTA Bridges & Tunnels, Series A	4.000%	11/15/54	2,000,000	2,273,300
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/54	5,100,000	6,350,010

Total Transportation				136,182,606

See Notes to Schedule of Investments.

6	Western Asset New York Municipals Fund 2020 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 6.8%
Buffalo, NY, Municipal Water Finance Authority Revenue:
Series A, Refunding	5.000%	7/1/28	$1,000,000	$1,196,500
Series A, Refunding	5.000%	7/1/29	250,000	298,855
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, Series CC	5.000%	6/15/48	5,000,000	6,071,500
Second General Resolution, Series FF, Refunding	5.000%	6/15/40	5,000,000	6,247,700
Series DD	5.000%	6/15/47	5,000,000	6,036,250
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, Series AA, Refunding	5.000%	6/15/40	4,000,000	5,172,320
Subordinated, Series BB-1	5.000%	6/15/46	5,500,000	6,688,715
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	2,630,000	2,689,175
Western Nassau County, NY, Water Authority Revenue:
Water Revenue, Series A	5.000%	4/1/40	1,040,000	1,182,459
Water Revenue, Series A	5.000%	4/1/45	1,250,000	1,411,563

Total Water & Sewer				36,995,037

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $501,903,574)				539,087,609

SHORT-TERM INVESTMENTS - 0.2%
MUNICIPAL BONDS - 0.2%
Housing - 0.1%
New York State HFA Revenue:
350 West 43rd Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.160%	11/1/34	500,000	500,000	(b)(i)(j)
455 West 37th Street Housing, Series A, LOC - Landesbank Hessen-Thueringen	0.160%	5/1/41	100,000	100,000	(b)(i)(j)

Total Housing				600,000

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2020 Quarterly Report	7

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 0.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, SPA - Bank of America N.A.	0.110%	6/15/33	$800,000	$800,000	(i)(j)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,400,000)				1,400,000

TOTAL INVESTMENTS - 99.0% (Cost - $503,303,574)				540,487,609
Other Assets in Excess of Liabilities - 1.0%				5,241,686

TOTAL NET ASSETS - 100.0%				$545,729,295

*	Non-income producing security.

(a)	The coupon payment on these securities is currently in default as of June 30, 2020.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Maturity date shown represents the mandatory tender date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

8	Western Asset New York Municipals Fund 2020 Quarterly Report

WESTERN ASSET NEW YORK MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2020

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
FHA	— Federal Housing Administration - Insured Bonds
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
HFA	— Housing Finance Agency
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SONYMA	— State of New York Mortgage Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

At June 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	20	9/20	$4,383,825	$4,363,125	$20,700

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset New York Municipals Fund 2020 Quarterly Report	9

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk

10

Notes to Schedule of Investments (unaudited) (continued)

premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$539,087,609	—	$539,087,609
Short-Term Investments†	—	1,400,000	—	1,400,000

Total Investments	—	$540,487,609	—	$540,487,609

Other Financial Instruments:
Futures Contracts	$20,700	—	—	$20,700

Total	$20,700	$540,487,609	—	$540,508,309

†	See Schedule of Investments for additional detailed categorizations.

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